Pension and Other Postretirement Benefit Plans - Summary of Fair Value of LPP Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	$ 347,773	$ 324,471
Money market fund
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	2,815	3,732
Real Estate
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	19,455	18,519
Common Collective Trusts | Fixed income securities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	191,125	174,899
Common Collective Trusts | Global | Global equities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	134,378	127,321
Fair Value, Inputs, Level 1
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	2,815	3,732
Fair Value, Inputs, Level 1 | Money market fund
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	2,815	3,732
Fair Value, Inputs, Level 2
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	325,503	302,220
Fair Value, Inputs, Level 2 | Common Collective Trusts | Fixed income securities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	191,125	174,899
Fair Value, Inputs, Level 2 | Common Collective Trusts | Global | Global equities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	134,378	127,321
Fair Value, Inputs, Level 3
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	19,455	18,519
Fair Value, Inputs, Level 3 | Real Estate
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	$ 19,455	$ 18,519	$ 17,308